UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06590

Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2022

Invesco Value Municipal Income Trust

NYSE: IIM

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
21	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts
33	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/22 to 8/31/22

Trust at NAV	-10.94%
Trust at Market Value	-9.61
S&P Municipal Bond Index▼ (Broad Market Index)	-5.44
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	-7.11
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	-11.04
Market Price Discount to NAV as of 8/31/22	-2.13

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured leveraged municipal debt funds tracked by Lipper.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2022, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎ Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎ Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎ Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎ Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book- Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format.

You retain full ownership of your shares, without having to hold a share certificate.

You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Value Municipal Income Trust

Schedule of Investments

August 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.58%(a)
Alabama–1.87%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$4,500	$4,649,922
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);

Series 2016, RB	5.25%	06/01/2025	395	393,870

Series 2016, RB	5.75%	06/01/2045	20	18,955

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,320	3,466,887

Southeast Energy Authority A Cooperative District (No. 4); Series 2022 B-1(c)	5.00%	08/01/2028	2,505	2,623,820

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	860	787,158

				11,940,612

Arizona–2.00%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	1,962,295

Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	4.25%	01/01/2039	100	67,876

Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	85	53,224

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(d)	5.00%	12/15/2050	405	407,574
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);

Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,205,748

Series 2017, Ref. RB	5.00%	11/15/2045	980	885,236

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	698,702
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);

Series 2019, Ref. RB(d)	5.00%	07/01/2054	550	549,962

Series 2021, RB(d)	4.00%	07/01/2051	875	728,392

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.50%	07/01/2034	435	457,601

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	360	344,986

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	1,175	1,136,220

Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,555	1,130,750
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);

Series 2014 A, RB	5.00%	08/01/2032	1,050	1,077,693

Series 2014 A, RB	5.25%	08/01/2032	2,000	2,065,666

				12,771,925

California–22.10%
Alhambra Unified School District (Election of 2004);

Series 2009 B, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2035	3,010	1,852,715

Series 2009 B, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2036	2,675	1,572,389

Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(g)(h)	5.00%	04/01/2056	2,325	2,585,513
Beverly Hills Unified School District (Election of 2008);

Series 2009, GO Bonds(f)	0.00%	08/01/2026	2,720	2,440,003

Series 2009, GO Bonds(f)	0.00%	08/01/2031	5,270	3,949,995

California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	10,335	912,656
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);

Series 2020 A, Ref. RB	4.00%	06/01/2040	250	247,575

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	82,639

Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	1,680	308,925
California (State of);

Series 2013, GO Bonds	5.00%	04/01/2037	1,800	1,825,360

Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	2,350	1,852,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(d)	5.00%	04/01/2049	$835	$776,998

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	3,819,851
California (State of) Housing Finance Agency;

Series 2019 A-2, RB	4.00%	03/20/2033	484	479,837

Series 2021 A, RB	3.25%	08/20/2036	722	652,974

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	822	766,864
California (State of) Infrastructure & Economic Development Bank;

Series 2003 A, RB(c)(g)	5.00%	01/01/2028	4,500	4,992,990

Series 2003 A, RB(b)(c)(g)	5.00%	07/01/2033	6,700	7,587,330

Series 2003 A, RB(b)(c)(g)	5.00%	01/01/2028	3,300	3,737,043

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(d)	5.00%	06/01/2048	195	189,215

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,245	1,298,126

California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(e)	4.00%	05/15/2040	550	537,618

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2037	2,000	2,061,118

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,680	1,664,970

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(d)	5.00%	08/01/2039	250	248,615
California (State of) Pollution Control Finance Authority;

Series 2012, RB(d)(i)	5.00%	07/01/2027	945	949,353

Series 2012, RB(d)(i)	5.00%	07/01/2030	1,400	1,405,198

Series 2012, RB(d)(i)	5.00%	07/01/2037	3,075	3,082,258
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);

Series 2014, RB	5.25%	12/01/2044	755	767,466

Series 2016 A, RB(d)	5.00%	12/01/2041	1,275	1,267,965

Series 2016 A, RB(d)	5.25%	12/01/2056	995	996,148

California State University; Series 2019 A, RB(b)	5.00%	11/01/2049	2,130	2,327,609

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(f)	0.00%	08/01/2029	1,360	1,095,717

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(d)	3.13%	08/01/2056	840	621,296
CSCDA Community Improvement Authority (Social Bonds);

Series 2021 A-2, RB(d)	4.00%	09/01/2056	840	689,333

Series 2021, RB(d)	4.00%	08/01/2056	505	414,486
Dry Creek Joint Elementary School District (Election of 2008-Measure E);

Series 2009, GO Bonds(f)	0.00%	08/01/2043	2,120	848,369

Series 2009, GO Bonds(f)	0.00%	08/01/2044	1,090	414,047

Series 2009, GO Bonds(f)	0.00%	08/01/2045	6,270	2,262,244

Series 2009, GO Bonds(f)	0.00%	08/01/2048	4,610	1,428,440
El Segundo Unified School District (Election of 2008);

Series 2009 A, GO Bonds(f)	0.00%	08/01/2031	4,155	3,065,515

Series 2009 A, GO Bonds(f)	0.00%	08/01/2032	3,165	2,234,954
Golden State Tobacco Securitization Corp.;

Series 2013 A, RB(c)(g)	5.00%	06/01/2023	3,200	3,266,183

Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	4,070	481,326

Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(i)	5.00%	05/15/2034	905	968,150

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(i)	5.50%	05/15/2036	2,000	2,268,672
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);

Series 2022, Ref. RB(i)	4.00%	05/15/2039	750	720,248

Series 2022, Ref. RB(i)	4.00%	05/15/2040	700	670,698

Los Angeles (City of), CA Department of Water & Power; Series 2022 A, RB(b)	5.00%	07/01/2051	2,350	2,555,535
Menifee Union School District (Election of 2008);

Series 2009 C, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2034	1,665	1,045,580

Series 2009 C, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2035	300	179,354

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(e)(f)	0.00%	08/01/2029	3,350	2,724,862
M-S-R Energy Authority;

Series 2009 B, RB	6.13%	11/01/2029	950	1,054,988

Series 2009 B, RB	7.00%	11/01/2034	585	716,156

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,985	1,780,806

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2028	2,400	2,005,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);

Series 2009 B, GO Bonds (INS - AGM)(e)(f)	0.00%	08/01/2034	$3,825	$2,441,635

Series 2009 B, GO Bonds (INS - AGM)(e)(f)	0.00%	08/01/2035	4,120	2,507,187

Series 2009 B, GO Bonds (INS - AGM)(e)(f)	0.00%	08/01/2036	300	173,952

Series 2009 B, GO Bonds (INS - AGM)(e)(f)	0.00%	08/01/2037	1,785	984,681
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);

Series 2009 A, GO Bonds(f)	0.00%	08/01/2028	7,840	6,597,168

Series 2009 A, GO Bonds(f)	0.00%	08/01/2031	8,475	6,346,652

Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	6,000	6,107,284

Regents of the University of California Medical Center; Series 2022 P, RB(b)(h)	4.00%	05/15/2053	5,430	5,258,629
Sacramento (City of), CA Unified School District (Election of 2020);

Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2047	1,305	1,475,096

Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2052	1,590	1,791,343
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);

Series 2019 E, RB(i)	5.00%	05/01/2037	665	703,583

Series 2021 A, Ref. RB(i)	5.00%	05/01/2035	500	539,547

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(e)(f)	0.00%	09/01/2030	1,600	1,230,620

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	570	581,210

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(f)	0.00%	06/01/2041	3,445	1,205,504

Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,564,503

University of California; Series 2018 AZ, Ref. RB(b)	4.00%	05/15/2048	2,385	2,284,110

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	11,350	7,808,567

				141,353,186

Colorado–4.43%

Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	466,045

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	784,996

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	957,583

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	619,720
Colorado (State of) Health Facilities Authority (CommonSpirit Health);

Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,806,664

Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	1,260	1,303,369

Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,522,485

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(c)(g)	5.00%	06/01/2027	580	641,673

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	504,185

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	458,171
Denver (City & County of), CO;

Series 2018 A, RB(b)(i)	5.25%	12/01/2048	5,740	6,002,684

Series 2022 A, RB(i)	5.00%	11/15/2047	1,000	1,046,934

Series 2022 A, RB(i)	5.50%	11/15/2053	1,670	1,809,121

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	421,548

Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	680,146

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	736,291

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	835	723,267

Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	645	601,399

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	691,991

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	496,934

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	394,542

Sky Ranch Community Authority Board; Series 2022 A, GO Bonds(d)	5.75%	12/01/2052	500	483,274

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	490	481,909

White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	483,711
Windler Public Improvement Authority;

Series 2021 A-1, RB	4.13%	12/01/2051	1,335	1,020,246

Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,070	1,203,428

				28,342,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.46%
District of Columbia;

Series 2006 B-1, RB (INS - NATL)(e)	5.00%	02/01/2031	$550	$550,924

Series 2014 C, GO Bonds(b)	5.00%	06/01/2035	6,060	6,260,863

Series 2022 A, RB	5.50%	07/01/2047	3,175	3,686,946

District of Columbia (Provident Group-Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	310,388

District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(g)	5.00%	10/01/2023	6,000	6,166,990
District of Columbia Water & Sewer Authority (Green Bonds);

Series 2019 A, RB	5.00%	10/01/2044	1,890	2,058,193

Series 2022 C-1, RB	4.00%	10/01/2051	1,670	1,570,630

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,509,998

				22,114,932

Florida–8.45%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);

Series 2022 A, Ref. RB(d)	5.00%	11/15/2061	1,075	791,761

Series 2022 B, RB(d)	6.50%	11/15/2033	100	89,787

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	458,189
Broward (County of), FL;

Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,615	3,713,880

Series 2019 B, RB(i)	4.00%	09/01/2044	840	783,116

Series 2022 A, RB	4.00%	10/01/2047	2,410	2,320,196

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,360	3,089,953

Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(d)	6.00%	07/01/2045	250	241,838

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2046	1,250	1,057,569

Central Florida Expressway Authority; Series 2019 B, RB(b)(h)	5.00%	07/01/2049	2,390	2,541,383

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211)(d)(k)(l)	7.75%	05/15/2035	2,250	1,440,000

Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(g)	6.00%	04/01/2023	1,250	1,276,227

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	2,998,798

Florida Development Finance Corp.; Series 2022 A, Ref. RB(c)(d)(i)	7.25%	10/03/2023	835	818,001

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(i)	7.38%	01/01/2049	670	639,137
Greater Orlando Aviation Authority;

Series 2017 A, RB(i)	5.00%	10/01/2047	975	1,001,669

Series 2019 A, RB(i)	4.00%	10/01/2044	1,000	940,302

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,055	2,126,423
Lake (County of), FL (Lakeside at Waterman Village);

Series 2020 A, Ref. RB	5.50%	08/15/2040	650	617,976

Series 2020 A, Ref. RB	5.75%	08/15/2050	285	267,340

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	972,054

Series 2020 B-3, RB	3.38%	08/15/2026	140	140,055

Lee (County of), FL; Series 2022, RB	5.25%	08/01/2049	4,180	4,538,896

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	830,921
Miami-Dade (County of), FL;

Series 2016 A, Ref. RB	5.00%	10/01/2041	1,195	1,246,652

Series 2021, RB	4.00%	10/01/2051	3,150	2,824,405

Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2046	1,000	908,572

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	3,820	3,967,954

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(e)	5.00%	07/01/2035	3,415	3,429,884
Osceola (County of), FL;

Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2044	1,000	338,439

Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2048	1,500	407,879

Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2051	600	138,935

Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2052	455	99,812

Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2054	390	77,345

Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	505	502,541

Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,030,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	$825	$887,064

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,675	1,532,191

South Carolina (State of) Jobs-Economic Development Authority (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	840	628,280

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,351,919

				54,067,544

Georgia–1.15%

Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	2,510,680
Brookhaven Development Authority;

Series 2020, RB(b)(h)	4.00%	07/01/2044	1,175	1,137,292

Series 2020, RB(b)(h)	4.00%	07/01/2049	2,205	2,102,676

Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	500	351,306

Main Street Natural Gas, Inc.; Series 2019 C, RB(c)	4.00%	09/01/2026	1,235	1,238,922

				7,340,876

Hawaii–1.58%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(g)	5.50%	07/01/2043	3,000	3,060,434
Hawaii (State of) Department of Transportation (Airports Division);

Series 2013, COP(i)	5.00%	08/01/2028	1,775	1,805,433

Series 2015 A, RB(i)	5.00%	07/01/2045	1,575	1,617,996

Series 2018 A, RB(i)	5.00%	07/01/2043	3,530	3,654,657

				10,138,520

Idaho–0.45%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);

Series 2017 A, Ref. RB	5.00%	11/15/2032	730	669,082

Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	906,044

Spring Valley Community Infrastructure District No. 1; Series 2021, RB(d)	3.75%	09/01/2051	1,675	1,298,785

				2,873,911

Illinois–14.95%
Chicago (City of), IL;

Series 2002 B, GO Bonds	5.50%	01/01/2037	630	652,113

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	407,765

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	324,684

Series 2008, Ref. RB (INS - AGM)(e)	5.00%	11/01/2027	280	282,584

Series 2014, RB	5.00%	11/01/2044	765	777,392

Series 2014, Ref. RB(c)(g)	5.00%	01/01/2024	1,000	1,034,007

Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,263,038

Series 2017 A, RB	5.00%	01/01/2047	2,500	2,580,033
Chicago (City of), IL (O’Hare International Airport);

Series 2015 C, RB(i)	5.00%	01/01/2046	790	797,887

Series 2015 D, RB	5.00%	01/01/2046	555	571,055

Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,674,203

Series 2017 D, RB	5.25%	01/01/2042	1,265	1,341,049

Series 2017 D, RB(b)(h)(i)	5.00%	01/01/2052	5,000	5,061,116

Series 2022 A, RB (INS - AGM)(e)(i)	5.50%	01/01/2053	1,390	1,481,459
Chicago (City of), IL Board of Education;

Series 2017 H, GO Bonds	5.00%	12/01/2046	955	976,298

Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2029	1,000	1,075,706

Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2031	625	665,425

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	1,000,769

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	510,394
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds);

Series 2016 E, GO Bonds	5.00%	12/01/2045	1,650	1,741,586

Series 2021 A, GO Bonds	4.00%	12/01/2046	1,375	1,307,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Midway International Airport;

Series 2013 A, Ref. RB(i)	5.50%	01/01/2031	$2,280	$2,296,787

Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,561,718

Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,100	1,115,561

Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	2,970	3,046,791
Cook (County of), IL Forest Preserve District;

Series 2012 B, GO Bonds(b)(h)	5.00%	12/15/2032	2,460	2,462,042

Series 2012 B, GO Bonds(b)(h)	5.00%	12/15/2037	2,460	2,462,042
Illinois (State of);

Series 2013, GO Bonds (INS - AGM)(e)	5.25%	07/01/2029	1,880	1,919,131

Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,126,295

Series 2014, GO Bonds	5.00%	05/01/2035	285	290,911

Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,020,417

Series 2016, GO Bonds	5.00%	11/01/2036	715	737,715

Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,786,444

Series 2017 D, GO Bonds	5.00%	11/01/2024	115	119,050

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,950,754

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,209,714

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	580	581,008

Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,129,900

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(g)	5.00%	09/01/2024	1,250	1,312,594

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	360	358,490

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,259,287

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(g)	6.75%	08/15/2023	1,430	1,481,616

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	1,997,061

Illinois (State of) Finance Authority (The University of Chicago); Series 2013 A, RB(b)(c)(g)	5.25%	10/01/2052	3,720	3,779,248
Illinois (State of) Finance Authority (Three Crowns Park);

Series 2017, Ref. RB	4.00%	02/15/2027	280	277,182

Series 2017, Ref. RB	5.25%	02/15/2037	200	202,845

Series 2017, Ref. RB	5.25%	02/15/2047	835	837,274
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);

Series 2002 A, RB (INS - NATL)(e)(f)	0.00%	12/15/2029	3,520	2,687,815

Series 2002, RB (INS - AGM)(e)(f)	0.00%	12/15/2029	2,500	1,936,477

Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,015	2,031,063
Illinois (State of) Regional Transportation Authority;

Series 2000, RB (INS - NATL)(e)	6.50%	07/01/2030	2,280	2,717,565

Series 2018 B, RB	5.00%	06/01/2040	2,285	2,516,788
Illinois (State of) Sports Facilities Authority;

Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2031	1,060	1,096,875

Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2032	965	998,060

Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	12,300	12,379,838

Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	4,150	4,367,012

				95,579,868

Indiana–2.94%

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	450,520
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);

Series 2013 A, RB(c)(g)(i)	5.00%	07/01/2023	500	509,779

Series 2013 A, RB(c)(g)(i)	5.00%	07/01/2023	510	519,974

Series 2013, RB(c)(g)(i)	5.00%	07/01/2023	3,365	3,430,809

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,630	1,639,528

Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(g)	7.38%	07/01/2023	880	913,442

Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)	5.00%	02/01/2030	9,000	9,076,631

Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport); Series 2019, Ref. RB(i)	5.00%	01/01/2028	645	699,085

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	6.75%	01/01/2034	1,500	1,555,989

				18,795,757

Iowa–0.97%

Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,625	1,187,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	$420	$408,385

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	2,735	2,805,402

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	482,874

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,395	1,322,414

				6,206,428

Kansas–0.38%
Wichita (City of), KS (Presbyterian Manors, Inc.);

Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,512,792

Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	899,191

				2,411,983

Kentucky–2.54%

Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(d)(i)	4.70%	01/01/2052	665	659,725

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(m)	2.90%	02/01/2025	700	701,639
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);

Series 2015 A, RB	5.00%	07/01/2040	2,770	2,830,981

Series 2015 A, RB	5.00%	01/01/2045	390	396,933

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	963,405

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	965,838

Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,480	1,479,004

Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(g)	5.75%	07/01/2023	1,000	1,020,685

Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(e)(h)	5.00%	09/01/2044	3,860	4,139,889

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,071,209

				16,229,308

Louisiana–0.69%

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(d)	3.90%	11/01/2044	940	752,759

St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,868,223
Tobacco Settlement Financing Corp.;

Series 2013 A, Ref. RB	5.25%	05/15/2033	1,030	1,051,728

Series 2013 A, Ref. RB	5.25%	05/15/2035	750	769,925

				4,442,635

Maryland–1.63%

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.50%	02/15/2047	1,500	1,400,851
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);

Series 2015, Ref. RB(c)(g)	5.00%	07/01/2025	4,250	4,553,494

Series 2016, Ref. RB	5.00%	07/01/2047	720	747,303

Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(g)	5.00%	07/01/2024	1,465	1,529,845

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	844,838

Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	684,017
Rockville (City of), MD (Ingleside at King Farm);

Series 2017 B, RB	4.25%	11/01/2037	175	153,342

Series 2017 B, RB	5.00%	11/01/2047	550	516,999

				10,430,689

Massachusetts–2.26%

Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2022, RB(b)	5.00%	07/01/2052	2,505	2,792,370

Massachusetts (Commonwealth of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - TD Bank, N.A.)(n)(o)	1.49%	01/01/2037	5,000	5,000,000

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,201,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)

Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2037	$1,000	$1,068,528

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(e)	5.25%	08/01/2031	2,000	2,389,218

				14,451,517

Michigan–3.23%

Academy of Warren; Series 2020 A, RB(d)	5.00%	05/01/2035	290	259,986

Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	258,456

Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, RB (INS - AGM)(b)(e)(h)	5.00%	07/01/2036	2,000	2,073,224

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,368,387

Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	320	292,744

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,715	2,879,015

Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	1,827,670

Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	828,850
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);

Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	570,436

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	573,439

Series 2015, RB	5.00%	07/01/2035	1,190	1,253,572

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	645	662,430
Michigan (State of) Finance Authority (Landmark Academy);

Series 2020, Ref. RB	5.00%	06/01/2035	170	163,022

Series 2020, Ref. RB	5.00%	06/01/2045	490	445,378

Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(c)(g)	5.00%	06/01/2024	2,005	2,091,672

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(g)(h)	5.00%	12/01/2046	3,655	3,848,398

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(d)	5.00%	07/01/2026	500	465,744

Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	750	767,438

				20,629,861

Minnesota–0.53%

Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	370,103

Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(c)	4.00%	12/01/2027	1,340	1,360,026

St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,235	1,287,263

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	364,542

				3,381,934

Mississippi–0.12%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	754,059

Missouri–1.41%

Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	982,739
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);

Series 2019 B, RB (INS - AGM)(e)(i)	5.00%	03/01/2049	1,005	1,037,458

Series 2019 B, RB(i)	5.00%	03/01/2054	1,025	1,044,733

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	428,305

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	344,413
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);

Series 2012, RB	5.00%	09/01/2042	2,000	1,861,271

Series 2013 A, RB	5.50%	09/01/2033	1,375	1,379,485

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	1,958,707

				9,037,111

Nebraska–0.89%

Central Plains Energy Project; Series 2012, RB	5.00%	09/01/2032	4,690	4,690,000

Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,010,228

				5,700,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–0.37%

Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	$2,490	$2,386,305

New Hampshire–0.44%

New Hampshire (State of) Business Finance Authority; Series 2022-1, Class A	4.38%	09/20/2036	1,667	1,597,036

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,213,941

				2,810,977

New Jersey–5.90%

Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(e)	5.75%	11/01/2028	920	1,028,561
New Jersey (State of) Economic Development Authority;

Series 2005 N-1, Ref. RB (INS - NATL)(b)(e)	5.50%	09/01/2022	3,720	3,720,000

Series 2005 N-1, Ref. RB (INS - AMBAC)(e)	5.50%	09/01/2024	3,390	3,570,195

Series 2017 DDD, RB(c)(g)	5.00%	06/15/2027	1,030	1,152,177

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	240	242,647

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(i)	5.00%	10/01/2037	945	980,984

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,000	2,035,233

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,408,078

New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(i)	5.00%	12/01/2024	315	328,374
New Jersey (State of) Transportation Trust Fund Authority;

Series 2006 C, RB (INS - AGC)(e)(f)	0.00%	12/15/2026	14,305	12,501,665

Series 2016 A-1, RN	5.00%	06/15/2028	960	1,033,756

Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,046,099

Series 2018 A, Ref. RB	5.00%	12/15/2035	880	930,902

Series 2018 A, Ref. RN	5.00%	06/15/2031	995	1,063,482

Series 2018 A, RN(b)(h)	5.00%	06/15/2029	1,575	1,692,593

Series 2018 A, RN(b)(h)	5.00%	06/15/2030	535	573,523
Tobacco Settlement Financing Corp.;

Series 2018 A, Ref. RB	5.00%	06/01/2046	2,480	2,562,305

Series 2018 A, Ref. RB	5.25%	06/01/2046	835	874,091

				37,744,665

New York–26.97%

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(d)(i)	5.00%	01/01/2035	1,600	1,636,969

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,499,723
Hudson Yards Infrastructure Corp.;

Series 2017 A, Ref. RB	4.00%	02/15/2044	1,140	1,062,987

Series 2017 A, Ref. RB (INS - AGM)(e)	4.00%	02/15/2047	360	345,145

Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	2,971,624
Metropolitan Transportation Authority;

Series 2012 A, RB(b)	5.00%	11/15/2027	10,000	10,052,397

Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(n)(o)	0.90%	11/01/2035	8,000	8,000,000
Metropolitan Transportation Authority (Bidding Group 1);

Series 2022 A, RB	4.00%	11/15/2040	1,790	1,733,587

Series 2022 A, RB	4.00%	11/15/2043	2,980	2,860,305
Metropolitan Transportation Authority (Green Bonds);

Series 2017 C-1, Ref. RB	5.00%	11/15/2023	605	623,039

Series 2020 A-1, RB (INS - AGM)(e)	4.00%	11/15/2041	2,015	1,947,067

Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,394,279

New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2055	2,340	2,069,171

Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,255	3,555,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;

Series 2020 BB-1, RB	4.00%	06/15/2050	$1,670	$1,588,249

Series 2020 C, GO Bonds	5.00%	08/01/2043	2,480	2,664,582

Subseries 2015 F, VRD GO Bonds(n)	0.80%	06/01/2044	5,000	5,000,000

Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2038	1,355	1,527,605

Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2042	2,305	2,556,893

New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(e)	3.00%	01/01/2046	2,525	1,885,252

New York (City of), NY Municipal Water Finance Authority; Series 2019 EE-2, RB(b)	4.00%	06/15/2040	2,790	2,733,851
New York (City of), NY Transitional Finance Authority;

Series 2013 I, RB	5.00%	05/01/2038	1,465	1,486,505

Subseries 2012 E-1, RB(b)(c)(g)	5.00%	02/01/2037	1,456	1,459,878

Subseries 2013, RB(b)	5.00%	11/01/2038	4,500	4,612,532

Subseries 2020 B-1, RB(b)	4.00%	11/01/2045	3,355	3,185,100

New York (State of) Dormitory Authority; Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,750,217

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	3,380	3,231,383
New York (State of) Dormitory Authority (City of New York);

Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2028	2,900	3,342,968

Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	2,455	2,874,270
New York (State of) Dormitory Authority (General Purpose);

Series 2013 A, RB(c)(g)	5.00%	02/15/2023	1,000	1,012,595

Series 2014 C, RB(b)	5.00%	03/15/2040	4,840	4,997,086

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,413,895

New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS - BHAC)(e)	5.50%	07/01/2031	1,040	1,180,241

New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	670	655,604

New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	3,700	3,494,353

New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	4,175	3,846,701
New York (State of) Thruway Authority;

Series 2019 B, RB(b)	4.00%	01/01/2050	4,790	4,443,185

Series 2019 B, RB (INS - AGM)(b)(e)(h)	4.00%	01/01/2050	2,625	2,475,277

New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(b)	5.00%	12/15/2031	10,000	10,325,227

New York City Municipal Water Finance Authority; Series 2022, RB(b)	5.00%	06/15/2051	5,070	5,441,053

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	274,442

New York Counties Tobacco Trust V; Series 2005 S-2, RB(f)	0.00%	06/01/2050	10,140	1,372,678

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,381,799

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	6,095	5,896,130

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,192,443
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);

Series 2020, Ref. RB(i)	5.25%	08/01/2031	570	605,255

Series 2020, Ref. RB(i)	5.38%	08/01/2036	960	1,034,576
New York Transportation Development Corp. (American Airlines, Inc.);

Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,295	1,301,722

Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,340	1,346,956
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);

Series 2018, RB(i)	5.00%	01/01/2031	235	244,392

Series 2018, RB(i)	5.00%	01/01/2033	2,075	2,143,270

Series 2018, RB(i)	5.00%	01/01/2034	1,000	1,031,572

Series 2018, RB(i)	4.00%	01/01/2036	1,160	1,098,684

Series 2018, RB(i)	5.00%	01/01/2036	335	344,848

Series 2020, RB(i)	5.00%	10/01/2040	2,015	2,075,512
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);

Series 2016 A, RB(i)	5.00%	07/01/2046	3,055	3,126,648

Series 2016 A, RB(i)	5.25%	01/01/2050	1,660	1,706,729

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2035	1,265	1,337,205

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,385	2,241,082

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,513,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	$420	$380,093
Triborough Bridge & Tunnel Authority;

Series 2021 C-1A, RB	5.00%	05/15/2051	690	742,486

Series 2022 C, RB	5.00%	05/15/2047	2,000	2,163,989
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);

Series 2020 A, RB	5.00%	11/15/2049	4,975	5,290,127

Series 2020 A, RB	5.00%	11/15/2054	1,055	1,111,253

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,540,365

				172,433,972

North Carolina–2.67%

Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB(b)	5.00%	07/01/2047	4,000	4,171,652

City of Charlotte NC Airport Revenue(b)	5.00%	07/01/2042	1,915	2,016,974

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	1,135	1,136,307

North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(g)	5.00%	10/01/2055	9,050	9,750,753

				17,075,686

North Dakota–0.62%
Ward (County of), ND (Trinity Obligated Group);

Series 2017 C, RB	5.00%	06/01/2043	2,140	2,107,926

Series 2017 C, RB	5.00%	06/01/2048	1,900	1,829,876

				3,937,802

Ohio–6.25%

Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	809,643

American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	520,862

American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,255,864
Buckeye Tobacco Settlement Financing Authority;

Series 2020 A-2, Ref. RB	4.00%	06/01/2039	475	465,312

Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,315	4,763,910

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,375	7,977,004

Series 2020 B-3, Ref. RB(f)	0.00%	06/01/2057	8,650	1,047,138

Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	3,000	3,136,409

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(d)	6.50%	01/01/2034	1,000	1,017,571
Cleveland (City of), OH;

Series 2008 B-2, RB (INS - NATL)(e)(f)	0.00%	11/15/2026	3,545	3,117,932

Series 2008 B-2, RB (INS - NATL)(e)(f)	0.00%	11/15/2028	3,845	3,152,607

Series 2008 B-2, RB (INS - NATL)(e)(f)	0.00%	11/15/2038	2,800	1,399,513

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	720	729,053
Cuyahoga (County of), OH (MetroHealth System);

Series 2017, Ref. RB	5.25%	02/15/2047	2,555	2,631,210

Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,650,018

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,351,946

Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	990	701,734

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,460,460)(d)(l)	6.00%	04/01/2038	1,490	560,240

Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(e)(i)	5.00%	12/31/2039	750	774,379

Ohio (State of) (University Hospitals Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	2,515	2,340,821

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(i)	4.25%	01/15/2038	575	575,523

				39,978,689

Oklahoma–0.93%
Oklahoma (State of) Development Finance Authority (OU Medicine);

Series 2018 B, RB	5.50%	08/15/2052	1,700	1,613,285

Series 2018 B, RB	5.50%	08/15/2057	3,305	3,117,981

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(k)	5.00%	08/01/2052	1,825	1,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)

Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	$1,245	$1,199,459

				5,932,550

Oregon–0.65%

Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	488,646

Oregon (State of); Series 2019, GO Bonds(b)(h)	5.00%	08/01/2044	3,360	3,678,647

				4,167,293

Pennsylvania–2.52%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);

Series 2018 A, Ref. RB	4.00%	04/01/2044	835	784,722

Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,028,241

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	510	531,369
Pennsylvania (Commonwealth of) Turnpike Commission;

Series 2014 A-2, RB(j)	5.13%	12/01/2039	1,500	1,481,646

Series 2017 B-1, RB	5.25%	06/01/2047	1,250	1,310,665

Series 2018 A-2, RB	5.00%	12/01/2048	1,180	1,247,743

Series 2018 B, RB	5.25%	12/01/2048	1,160	1,238,535

Series 2021 A, RB	4.00%	12/01/2050	1,260	1,153,645
Philadelphia (City of), PA;

Series 2017 A, RB	5.00%	10/01/2052	1,035	1,104,017

Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	4,920	5,050,723

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(d)	5.00%	06/15/2050	400	393,577

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	820,402

				16,145,285

Puerto Rico–5.67%
Children’s Trust Fund;

Series 2002, RB	5.50%	05/15/2039	3,420	3,473,435

Series 2002, RB	5.63%	05/15/2043	1,825	1,857,767

Series 2005 A, RB(f)	0.00%	05/15/2050	5,570	950,290

Series 2005 B, RB(f)	0.00%	05/15/2055	2,530	246,464

Series 2008 A, RB(f)	0.00%	05/15/2057	14,910	919,916

Series 2008 B, RB(f)	0.00%	05/15/2057	37,725	1,835,317
Puerto Rico (Commonwealth of);

Series 2021 A, GO Bonds(f)	0.00%	07/01/2024	1,459	1,348,964

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,881	1,909,320

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,241,610
Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2003 NN, RB (Acquired 04/08/2020; Cost $570,029) (INS - NATL)(e)(l)	4.75%	07/01/2033	575	576,330

Series 2007 VV, Ref. RB (Acquired 04/24/2020; Cost $1,914,944) (INS - NATL)(e)(l)	5.25%	07/01/2029	1,900	1,936,419

Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $735,051) (INS - NATL)(e)(l)	5.25%	07/01/2033	725	734,726

Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $676,754) (INS - NATL)(e)(l)	5.25%	07/01/2035	640	646,567
Puerto Rico (Commonwealth of) Highway & Transportation Authority;

Series 2004 J, RB (INS - NATL)(e)	5.00%	07/01/2029	370	370,930

Series 2007 N, Ref. RB (INS - AGM)(e)	5.50%	07/01/2029	600	625,100

Series 2007 N, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	760	771,844

Series 2007 N, Ref. RB (INS - AGC)(e)	5.25%	07/01/2034	1,195	1,215,604
Puerto Rico Sales Tax Financing Corp.;

Series 2018 A-1, RB(f)	0.00%	07/01/2029	1,405	1,076,192

Series 2018 A-1, RB(f)	0.00%	07/01/2033	2,116	1,320,684

Series 2018 A-1, RB(f)	0.00%	07/01/2051	22,055	4,703,648

Series 2018 A-1, RB	4.75%	07/01/2053	1,469	1,404,808

Series 2018 A-1, RB	5.00%	07/01/2058	5,641	5,472,372

Series 2019 A-2, RB	4.33%	07/01/2040	1,655	1,610,762

				36,249,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.11%

Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	$700	$718,365

South Carolina–2.27%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);

Series 2013 A, Ref. RB(c)(g)	5.25%	08/01/2023	4,450	4,565,502

South Carolina (State of) Ports Authority;

Series 2015, RB(c)(g)(i)	5.25%	07/01/2025	3,240	3,479,589

Series 2015, RB(c)(g)(i)	5.25%	07/01/2025	215	230,899

Series 2015, RB(c)(g)(i)	5.25%	07/01/2025	1,045	1,122,275
South Carolina (State of) Public Service Authority;

Series 2013 E, RB	5.50%	12/01/2053	3,830	3,903,027

Series 2014 C, Ref. RB	5.00%	12/01/2046	1,175	1,193,852

				14,495,144

South Dakota–1.05%

South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	2,975	2,781,668
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);

Series 2014 B, RB	5.00%	11/01/2044	2,500	2,559,213

Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,384,603

				6,725,484

Tennessee–0.88%

Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,700	1,615,968

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,715	1,825,981

Memphis (City of), TN; Series 2020, RB	4.00%	12/01/2050	1,680	1,599,692

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	570	582,812

				5,624,453

Texas–16.74%

Alamo Community College District; Series 2012, GO Bonds(b)	5.00%	08/15/2034	4,895	4,903,626

Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,490	1,495,745

Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2046	670	706,307

Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,250	1,158,021

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,721,379

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,917,090

Forney Independent School District; Series 2022 B, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	08/15/2052	1,500	1,430,155

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,202,026

Houston (City of), TX (United Airlines, Inc.); Series 2021 A, RB(i)	4.00%	07/01/2041	585	529,405

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	820	829,105

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	500	515,605
Houston (City of), TX Convention & Entertainment Facilities Department;

Series 2001 B, RB (INS - AGM)(e)(f)	0.00%	09/01/2026	3,975	3,508,767

Series 2001 B, RB (INS - AGM)(e)(f)	0.00%	09/01/2027	5,015	4,282,221

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(g)	5.50%	08/15/2024	1,230	1,291,159

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(i)	4.63%	10/01/2031	2,100	2,131,508

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(k)	4.75%	07/01/2052	750	517,500

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,153,739

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(e)	5.00%	04/01/2046	1,985	2,026,936

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2051	1,235	1,013,135

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(g)	6.50%	01/01/2043	1,000	1,012,680
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);

Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,563,588

Series 2020, RB	5.25%	10/01/2055	2,520	2,252,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;

Series 2008 D, Ref. RB (INS - AGC)(e)(f)	0.00%	01/01/2028	$16,400	$13,859,852

Series 2008 D, Ref. RB (INS - AGC)(e)(f)	0.00%	01/01/2029	2,725	2,218,583

Series 2008 D, Ref. RB (INS - AGC)(e)(f)	0.00%	01/01/2031	3,550	2,659,104
San Antonio (City of), TX;

Series 2013, RB(c)(g)	5.00%	02/01/2023	2,405	2,431,569

Series 2021 A, RB	5.00%	02/01/2046	1,755	1,877,876
San Jacinto River Authority (Groundwater Reduction Plan Division);

Series 2011, RB (INS - AGM)(e)	5.00%	10/01/2032	2,265	2,267,075

Series 2011, RB (INS - AGM)(e)	5.00%	10/01/2037	2,475	2,477,065

Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,415	3,570,073
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);

Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,643,180

Series 2016, Ref. RB	5.00%	05/15/2045	1,030	995,996

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(k)(l)	6.38%	02/15/2048	1,785	1,160,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);

Series 2020, Ref. RB	6.63%	11/15/2041	85	85,229

Series 2020, Ref. RB	6.75%	11/15/2051	85	83,500

Series 2020, Ref. RB	6.88%	11/15/2055	85	84,384

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,214,418

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	655	679,398
Texas (State of) Transportation Commission;

Series 2016 A, GO Bonds	5.00%	04/01/2044	1,585	1,682,297

Series 2019, RB(f)	0.00%	08/01/2037	1,250	604,715

Series 2019, RB(f)	0.00%	08/01/2039	1,400	599,696
Texas (State of) Transportation Commission (Central Texas Turnpike System);

Series 2002 A, RB (INS - BHAC)(e)(f)	0.00%	08/15/2027	6,800	5,868,841

Series 2002, RB(f)(g)	0.00%	08/15/2027	200	174,481

Series 2015 B, Ref. RB(f)	0.00%	08/15/2036	3,075	1,653,376

Series 2015 B, Ref. RB(f)	0.00%	08/15/2037	705	357,745

Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,163,284

Series 2015 C, Ref. RB	5.00%	08/15/2042	3,805	3,889,917

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,545	3,766,999

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,070	1,080,601

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,250	1,290,021

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,390	2,417,362

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,006

				107,024,324

Utah–1.66%

Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	4.00%	03/01/2051	500	383,074

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	380,610
Salt Lake City (City of), UT;

Series 2018 A, RB(i)	5.00%	07/01/2048	1,275	1,311,064

Series 2018 A, RB(i)	5.25%	07/01/2048	1,710	1,780,110

Series 2021 A, RB(i)	5.00%	07/01/2032	835	915,776

Series 2021 A, RB(i)	5.00%	07/01/2051	1,290	1,338,122

Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,540	2,601,896

Utah (County of), UT; Series 2016 B, RB(b)	4.00%	05/15/2047	2,025	1,920,408

				10,631,060

Virginia–1.87%

Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,375,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $330,000)(l)	5.00%	09/01/2050	$330	$231,091
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);

Series 2022, Ref. RB(i)	5.00%	01/01/2038	2,000	2,100,024

Series 2022, Ref. RB(i)	5.00%	07/01/2038	2,250	2,362,527
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);

Series 2022, Ref. RB(i)	5.00%	12/31/2052	1,325	1,368,858

Series 2022, Ref. RB(i)	5.00%	12/31/2057	835	857,105
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);

Series 2017, RB(i)	5.00%	12/31/2049	1,155	1,177,228

Series 2017, RB(i)	5.00%	12/31/2052	2,420	2,463,414

				11,935,734

Washington–2.78%

Kalispel Tribe of Indians; Series 2018 A, RB(d)	5.00%	01/01/2032	1,350	1,448,748

Seattle (Port of), WA; Series 2022 B, Ref. RB(i)	5.50%	08/01/2047	500	551,281

Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,645,485
Washington (State of);

Series 2004 F, GO Bonds (INS - AMBAC)(e)(f)	0.00%	12/01/2029	5,100	4,068,186

Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,850	2,003,985
Washington (State of) Convention Center Public Facilities District;

Series 2018, RB	5.00%	07/01/2043	1,160	1,207,031

Series 2018, RB(b)(h)	5.00%	07/01/2048	4,140	4,285,049

Series 2018, RB	5.00%	07/01/2048	830	846,214
Washington (State of) Housing Finance Commission (Bayview Manor Homes);

Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	435	403,012

Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	360	328,770

				17,787,761

West Virginia–0.14%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(d)	7.50%	06/01/2043	840	894,202

Wisconsin–4.70%
Wisconsin (State of) Center District;

Series 2020 D, RB (INS - AGM)(e)(f)	0.00%	12/15/2055	6,385	1,332,492

Series 2020 D, RB (INS - AGM)(e)(f)	0.00%	12/15/2060	24,670	3,993,321
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);

Series 2021, RB	3.00%	08/15/2051	835	598,428

Series 2021, RB	4.00%	08/15/2051	2,805	2,572,370

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,336,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,008,688

Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	1,920,995
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);

Series 2017, RB(d)(k)	6.75%	08/01/2031	900	720,000

Series 2017, RB(d)	6.75%	12/01/2042	2,100	1,871,170
Wisconsin (State of) Public Finance Authority (Explore Academy);

Series 2020 A, RB(d)	6.13%	02/01/2050	420	388,610

Series 2022 A, RB(d)	6.13%	02/01/2050	455	420,994

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. - Central District Development); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,420	3,578,158

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	650	652,276

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.38%	01/01/2048	640	393,600
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);

Series 2018 A, RB	5.20%	12/01/2037	1,655	1,730,626

Series 2018 A, RB	5.35%	12/01/2045	1,655	1,697,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	$815	$844,549

				30,059,796

Wyoming–0.36%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(g)	5.00%	01/01/2047	2,060	2,274,599

TOTAL INVESTMENTS IN SECURITIES(p)–163.58% (Cost $1,043,391,510)				1,046,028,415
FLOATING RATE NOTE OBLIGATIONS–(26.15)%

Notes with interest and fee rates ranging from 2.21% to 2.44% at 08/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(q)				(167,195,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.45)%				(233,077,081)

OTHER ASSETS LESS LIABILITIES–(0.98)%				(6,295,048)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$639,461,286

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $48,601,296, which represented 7.60% of the Trust’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $41,460,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2022 was $3,839,575, which represented less than 1% of the Trust’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at August 31, 2022 was $7,285,623, which represented 1.14% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2022.
(n)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2022.

(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.23%

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2022. At August 31, 2022, the Trust’s investments with a value of $241,059,810 are held by TOB Trusts and serve as collateral for the $167,195,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2022

Revenue Bonds	76.42%

General Obligation Bonds	13.26

Pre-Refunded Bonds	8.60

Other	1.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,043,391,510)	$1,046,028,415

Receivable for:
Investments sold	2,015,589

Interest	9,743,850

Investment for trustee deferred compensation and retirement plans	86,004

Total assets	1,057,873,858

Liabilities:
Floating rate note obligations	167,195,000

Variable rate muni term preferred shares ($0.01 par value, 2,331 shares issued with liquidation preference of $100,000 per share)	233,077,081

Payable for:
Investments purchased	7,840,726

Dividends	52,245

Amount due custodian	9,259,200

Accrued fees to affiliates	37,852

Accrued interest expense	516,192

Accrued trustees’ and officers’ fees and benefits	1,572

Accrued other operating expenses	178,331

Trustee deferred compensation and retirement plans	254,373

Total liabilities	418,412,572

Net assets applicable to common shares	$639,461,286

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$679,686,655

Distributable earnings (loss)	(40,225,369)

$639,461,286

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	47,068,439

Net asset value per common share	$13.59

Market value per common share	$13.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$22,865,606

Expenses:
Advisory fees	3,032,169

Administrative services fees	51,069

Custodian fees	3,278

Interest, facilities and maintenance fees	4,034,894

Transfer agent fees	12,854

Trustees’ and officers’ fees and benefits	17,930

Registration and filing fees	20,667

Reports to shareholders	25,934

Professional services fees	48,557

Other	26,294

Total expenses	7,273,646

Net investment income	15,591,960

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,283,558))	(21,859,935)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(74,742,324)

Net realized and unrealized gain (loss)	(96,602,259)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(81,010,299)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31, 2022	February 28, 2022
Operations:
Net investment income	$15,591,960	$35,454,182

Net realized gain (loss)	(21,859,935)	381,135

Change in net unrealized appreciation (depreciation)	(74,742,324)	(39,743,037)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(81,010,299)	(3,907,720)

Distributions to common shareholders from distributable earnings	(17,372,979)	(36,142,268)

Net increase in common shares of beneficial interest	–	199,563

Net increase (decrease) in net assets applicable to common shares	(98,383,278)	(39,850,425)

Net assets applicable to common shares:
Beginning of period	737,844,564	777,694,989

End of period	$639,461,286	$737,844,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2022

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(81,010,299)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(214,191,651)

Proceeds from sales of investments	267,066,370

Purchases of short-term investments, net	(1,879,108)

Amortization of premium on investment securities	3,180,150

Accretion of discount on investment securities	(3,728,583)

Net realized loss from investment securities	21,859,935

Net change in unrealized depreciation on investment securities	74,742,324

Change in operating assets and liabilities:

Decrease in receivables and other assets	948,430

Increase in accrued expenses and other payables	306,930

Net cash provided by operating activities	67,294,498

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(17,389,202)

Increase in payable for amount due custodian	7,914,704

Proceeds of TOB Trusts	32,400,000

Repayments of TOB Trusts	(90,220,000)

Net cash provided by (used in) financing activities	(67,294,498)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$3,705,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Value Municipal Income Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended		Year Ended	Years Ended
	August 31,		February 28,		February 29,	February 28,

	2022		2022	2021	2020	2019	2018

Net asset value per common share, beginning of period	$15.68		$16.53	$17.15	$15.68	$15.80	$15.93

Net investment income(a)	0.33		0.75	0.75	0.67	0.69	0.77

Net gains (losses) on securities (both realized and unrealized)	(2.05)		(0.83)	(0.66)	1.50	(0.08)	(0.16)

Total from investment operations	(1.72)		(0.08)	0.09	2.17	0.61	0.61

Less:
Dividends paid to common shareholders from net investment income	(0.37)		(0.77)	(0.71)	(0.67)	(0.72)	(0.74)

Return of capital	–		–	–	(0.03)	(0.01)	–

Total distributions	(0.37)		(0.77)	(0.71)	(0.70)	(0.73)	(0.74)

Net asset value per common share, end of period	$13.59		$15.68	$16.53	$17.15	$15.68	$15.80

Market value per common share, end of period	$13.30		$15.12	$15.55	$15.47	$14.35	$14.49

Total return at net asset value(b)	(10.94)%		(0.56)%	1.11%	14.53%	4.50%	4.27%

Total return at market value(c)	(9.61)%		1.94%	5.45%	12.88%	4.29%	3.27%

Net assets applicable to common shares, end of period (000’s omitted)	$639,461		$737,845	$777,695	$806,854	$737,833	$743,442

Portfolio turnover rate(d)	19%		10%	16%	6%	15%	7%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:

Ratio of expenses:

With fee waivers and/or expense reimbursements	2.16	%(e)	1.44%	1.70%	2.40%	2.48%	2.05%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.96	%(e)	0.92%	0.93%	0.95%	0.99%	0.95%

Without fee waivers and/or expense reimbursements	2.16	%(e)	1.44%	1.70%	2.40%	2.48%	2.05%

Ratio of net investment income to average net assets	4.63	%(e)	4.52%	4.59%	4.10%	4.41%	4.73%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$233,100		$233,100	$233,100	$233,100	$233,100	$233,100

Asset coverage per preferred share(f)	$374,329		$416,536	$433,631	$446,141	$416,531	$418,937

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Value Municipal Income Trust

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with current income which is exempt from federal income tax.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available and not representative of market value in the Adviser’s judgment (“unreliable”) are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

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The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust‘s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are

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located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

During the period, the Trust experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Trust that holds securities of that entity will be adversely impacted.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2022, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2022, the Trust engaged in securities purchases of $38,037,375 and securities sales of $19,822,059, which resulted in net realized gains (losses) of $(1,283,558).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a

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period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 6–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2022 were $190,930,429 and 1.89%, respectively.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2022, as follows:

	Capital Loss Carryforward*

Expiration		Short-Term	Long-Term	Total

Not subject to expiration		$20,060,658	$222,750	$20,283,408

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2022 was $207,560,926 and $265,871,346, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$35,631,264

Aggregate unrealized (depreciation) of investments	(33,156,419)

Net unrealized appreciation of investments	$2,474,845

Cost of investments for tax purposes is $1,043,553,570.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2022	2022

Beginning shares	47,068,439	47,056,518

Shares issued through dividend reinvestment	–	11,921

Ending shares	47,068,439	47,068,439

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Variable Rate Muni Term Preferred Shares

The Trust issued Series 2015/6-IIM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2022, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/09/2012	1,431	12/01/2024	06/01/2021

02/02/2015	500	12/01/2024	06/01/2021

06/01/2017	400	12/01/2024	06/01/2021

VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

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The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2022, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2022 were $233,100,000 and 1.86%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2022:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2022	$0.0544	September 15, 2022	September 30, 2022
October 3, 2022	$0.0544	October 17, 2022	October 31, 2022

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Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Invesco Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

31	Invesco Value Municipal Income Trust

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses, including the effect that the Fund’s investment related expenses had on its relative rankings.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers‘ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers‘ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that

Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

32	Invesco Value Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Value Municipal Income Trust (the “Fund”) was held on August 8, 2022. The Meeting was held for the following purpose:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2). Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Withheld
(1).	Cynthia Hostetler	35,914,877.08	1,979,072.91
	Eli Jones	35,683,506.08	2,210,443.91
	Ann Barnett Stern	35,869,618.08	2,024,331.91
	Daniel S. Vandivort	36,467,124.08	1,426,825.91
(2).	Prema Mathai-Davis	2,331.00	0.00

33	Invesco Value Municipal Income Trust

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at     invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06590	MS-CE-VMINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022